COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

25.         COMMITMENTS AND CONTINGENCIES

Purchase commitments

Future minimum purchase obligations payments under non-cancelable purchase agreements related to curriculum collaboration with international institutions consisted of the following at December 31, 2022:

Years ending December 31,
2023	100
2024	102
2025	122
2026	142
2027	157
2028 and thereafter	2,405
3,028